EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Years Ended December 31,
	2018	2019	2020

	(In Thousands of U.S. Dollars, except share and per share data)
Numerator:
Net income attributable to Canadian Solar Inc. — basic	$237,070	$171,585	$146,703
Dilutive effect of interest expense of convertible notes	4,683	975	1,518
Net income attributable to Canadian Solar Inc. — diluted	$241,753	$172,560	$148,221
Denominator:
Denominator for basic calculation — weighted average number of common shares — basic	58,914,540	59,633,855	59,575,898
Diluted effects of share number from share options and RSUs	543,797	794,526	897,258
Dilutive effects of share number from convertible notes	2,833,333	349,315	1,833,663
Denominator for diluted calculation — weighted average number of common shares — diluted	62,291,670	60,777,696	62,306,819
Basic earnings per share	$4.02	$2.88	$2.46
Diluted earnings per share	$3.88	$2.83	$2.38

Schedule of anti-dilutive shares excluded from the computation of diluted earnings per share

	Years Ended December 31,
	2018	2019	2020
Share options and RSUs	276,618	41,950	187,083